Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
C000192458_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® International Credit Central Fund
C000192458_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000192458_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,220
C000192458_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,105
C000192458_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,476
C000192458_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,406
C000192458_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,384
C000192458_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,215
C000192458_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,932
C000192458_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,808
C000192458_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)
C000192458_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000192458_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,181
C000192458_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,248
C000192458_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,299
C000192458_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,027
C000192458_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,912
C000192458_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,355
C000192458_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,255
C000192458_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,755
C000192458_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
C000192458_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000192458_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,268
C000192458_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,145
C000192458_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,839
C000192458_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,836
C000192458_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,279
C000192458_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,446
C000192458_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,986
C000192458_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 9,817